Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 15, 2019	Feb. 14, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2019	Jan. 29, 2019
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid				$ 72,497	$ 57,037	$ 43,877
Repayments of Long-term Debt				$ 45,458	$ 45,458	$ 32,208
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit			$ 9,600
Line of Credit Facility, Maximum Borrowing Capacity			385,000					$ 385,000
Repayments of Long-term Debt			303,200
Subsequent Event [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount							$ 127,700
Subsequent Event [Member] | 265 Fixed interest [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount							$ 63,800
Subsequent Event [Member] | Maximum [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Fixed Interest Rate							2.735%
Subsequent Event [Member] | Minimum [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Fixed Interest Rate							2.65%
Subsequent Event [Member] | Gallon Grace Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest			1,600
Facility Costs Arrangement			5,500
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	$ 3,400
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.546875
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15,000
Subsequent Event [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit			$ 320,000